GAMCO WESTWOOD FUNDS (THE "TRUST")

            GAMCO Westwood SmallCap Equity Fund (the "SmallCap Fund")

    SUPPLEMENT DATED JUNE 4, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 28, 2008

Effective July 1, 2008, Nicholas F. Galluccio will become the portfolio manager for the SmallCap Fund, replacing Elizabeth M. Lilly. Accordingly, the following information with respect to Mr. Galluccio is inserted into the "Management of Other Accounts" section found on page 41 of the Statement of Additional Information effective July 1, 2008:

"The table below shows the number of other accounts managed by each Portfolio Manager and the total assets in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

NAME OF PORTFOLIO        TYPE OF          TOTAL # OF    TOTAL ASSETS       # OF ACCOUNTS     TOTAL ASSETS
MANAGER                  ACCOUNTS         ACCOUNTS                         MANAGED WITH      WITH ADVISORY
                                          MANAGED                          ADVISORY FEE      FEE BASED ON
                                                                           BASED ON          PERFORMANCE
                                                                           PERFORMANCE
Nicholas F. Galluccio    Registered
                         Investment
                         Companies:            0               $0                 0                $0

                         Other Pooled
                         Investment
                         Vehicles:

                                               0               $0                 0                $0
                         Other Accounts:

                                               0               $0                 0                $0

Mr. Galluccio's compensation methodology is described under "Compensation Structure for Portfolio Managers of the Adviser other than Mario J. Gabelli."

Furthermore, effective July 1, 2008, the following information with respect to Mr. Galluccio will be added to the "Ownership of Shares in the Fund" table found on page 44 of the Statement of Additional Information as follows:

         TEAM MEMBER                                FUND                              DOLLAR RANGE OF
                                                                                     EQUITY SECURITIES
                                                                                    HELD IN EACH FUND*
Nicholas F. Galluccio           GAMCO Westwood SmallCap Equity Fund                          A


*KEY TO DOLLAR RANGES
A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. over $1,000,000